INCOME TAXES - Movements In Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	$ (18.6)	$ (66.1)
Recognized in income	29.9	33.3
Recognized in OCI	(37.7)	(14.9)
Recognized in equity	3.7	15.7
Business combinations	47.0	0.7
Foreign currency exchange differences	(0.6)	12.7
Deferred tax liability (asset), end of period	23.7	(18.6)
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	48.1	33.4
Recognized in income	48.3	12.0
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	0.2	2.4
Foreign currency exchange differences	0.3	0.3
Deferred tax liability (asset), end of period	96.9	48.1
Unclaimed research & development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	70.8	64.4
Recognized in income	15.9	5.8
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	(0.1)	0.6
Foreign currency exchange differences	0.0	0.0
Deferred tax liability (asset), end of period	86.6	70.8
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	1.1	1.4
Recognized in income	1.0	(0.3)
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	2.3	0.0
Foreign currency exchange differences	0.0	0.0
Deferred tax liability (asset), end of period	4.4	1.1
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(76.4)	(70.0)
Recognized in income	(9.0)	(6.4)
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	0.0	0.0
Foreign currency exchange differences	0.0	0.0
Deferred tax liability (asset), end of period	(85.4)	(76.4)
Property, plant and equipment and right-of-use of assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(75.2)	(88.4)
Recognized in income	(6.5)	(5.8)
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	(4.6)	6.9
Foreign currency exchange differences	0.1	12.1
Deferred tax liability (asset), end of period	(86.2)	(75.2)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(92.5)	(93.0)
Recognized in income	8.3	9.0
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	(5.9)	(11.5)
Foreign currency exchange differences	(0.1)	3.0
Deferred tax liability (asset), end of period	(90.2)	(92.5)
Deferred revenues, contract assets and contract liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	1.5	(15.9)
Recognized in income	(42.2)	6.4
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	41.6	11.2
Foreign currency exchange differences	0.3	(0.2)
Deferred tax liability (asset), end of period	1.2	1.5
Foreign currency exchange difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(1.4)	(2.3)
Recognized in income	9.2	2.7
Recognized in OCI	(4.9)	(1.6)
Recognized in equity	0.0	0.0
Business combinations	0.0	0.0
Foreign currency exchange differences	(0.3)	(0.2)
Deferred tax liability (asset), end of period	2.6	(1.4)
Derivative financial assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(6.5)	25.5
Recognized in income	6.2	(18.9)
Recognized in OCI	0.6	(13.0)
Recognized in equity	0.0	0.0
Business combinations	0.0	0.0
Foreign currency exchange differences	(0.5)	(0.1)
Deferred tax liability (asset), end of period	(0.2)	(6.5)
Defined benefit obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	57.2	53.1
Recognized in income	4.3	4.5
Recognized in OCI	(33.4)	(0.3)
Recognized in equity	0.0	0.0
Business combinations	0.0	0.0
Foreign currency exchange differences	(0.9)	(0.1)
Deferred tax liability (asset), end of period	27.2	57.2
Amounts not currently deductible
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	65.0	42.7
Recognized in income	4.6	33.2
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	13.5	(8.9)
Foreign currency exchange differences	0.0	(2.0)
Deferred tax liability (asset), end of period	83.1	65.0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(10.3)	(17.0)
Recognized in income	(10.2)	(8.9)
Recognized in OCI	0.0	0.0
Recognized in equity	3.7	15.7
Business combinations	0.0	0.0
Foreign currency exchange differences	0.5	(0.1)
Deferred tax liability (asset), end of period	$ (16.3)	$ (10.3)